Long-Term Incentive Programs and Management remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Incentive Programs and Management remuneration
Schedule of restricted stock units (“RSUs”)
Date		Quantity
Grant	Vesting	Shares granted	Outstanding shares	Weighted average grant date fair value (Per share)
08. 09. 2021	12. 22. 2022	45,522	45,522	59.11
08. 23. 2021	12. 22. 2022	11,436	11,436	84.50
08. 24. 2021	12. 22. 2022	3,833	3,833	86.68
05. 05. 2022	09. 05. 2024	240,000	234,543	75.72
		300,791	295,334

Schedule of roll forward of the granted shares

The roll forward of the granted shares for the year ended December 31, 2022, is presented as follows:

Consolidated
Outstanding RSU as of December 31, 2020	-
Shares granted	60,791
Outstanding RSU as of December 31, 2021	60,791
Shares granted	240,000
Shares delivered	(5,457)
Outstanding RSU on December 31, 2022	295,334

Schedule of key management personnel compensation

Key management personnel compensation comprised the following:

	For the year ended December 31,
	2022	2021
Short-term employee benefits	19,739	29,820
Other long-term benefits	530	-
Termination benefits	1,159	931
Share-based payments	2,218	803
Total	23,646	31,554